UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                              THE ADVISORS' INNER CIRCLE FUND

   INVESTMENT ADVISER:                                     SEMI-ANNUAL REPORT
   PROSPECT ASSET MANAGEMENT, INC.                             APRIL 30, 2006

--------------------------------------------------------------------------------

                             ----------------------
                             J     A    P    A    N
                             Smaller Companies Fund





              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS

                                                                            Page

Schedule of Investments..................................................      1

Statement of Assets and Liabilities......................................      2

Statement of Operations..................................................      3

Statement of Changes in Net Assets.......................................      4

Financial Highlights.....................................................      5

Notes to Financial Statements............................................      6

Disclosure of Fund Expenses..............................................     11



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-335-2110; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

SCHEDULE OF INVESTMENTS
April 30, 2006 (Unaudited)

JAPAN SMALLER                                                             Value
COMPANIES FUND                                            Shares          (000)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIALS.]

% of Investments

Basic Materials                  2%
Information Technology           3%
Industrials                      7%
Financials                      28%
Consumer Staples                 4%
Consumer Discretionary          56%

FOREIGN COMMON STOCK (92.9%)
JAPAN (92.9%)
  BUILDING & CONSTRUCTION (3.0%)
  Shinnihon ........................................     308,800        $ 1,896
                                                                        -------
  CHEMICALS (1.4%)
   Air Water .......................................      86,000            880
                                                                        -------
  COMPUTERS & SERVICES (2.9%)
  Roland DG ........................................      65,600          1,821
                                                                        -------
  FINANCIAL SERVICES (1.9%)
  Diamond Lease ....................................      23,100          1,237
                                                                        -------
  MANUFACTURING (3.4%)
  Japan Cash Machine ...............................     112,700          2,138
                                                                        -------
  REAL ESTATE (37.4%)
  Arnest One .......................................      68,200          2,336
  Azel* ............................................     594,000          1,456
  Fuso Lexel .......................................     103,800          1,118
  Iida Home Max ....................................     106,600          1,867
  Japan General Estate .............................     108,500          2,034
  Joint ............................................      52,100          1,711
  Ryowa Life Create ................................     332,100          3,019
  Shoei ............................................      11,894            398
  Suncity ..........................................       2,068          2,034
  Touei Housing ....................................      69,000          1,506
  Yasuragi .........................................     106,600          3,417
  Zephyr ...........................................         848          2,763
                                                                        -------
                                                                         23,659
                                                                        -------
  REAL ESTATE INVESTMENT TRUSTS (12.6%)
  Advance Residence Investment .....................         328          1,354
  Crescendo Investment .............................         692          3,045
  FC Residential Investment ........................         621          2,498
  Joint Reit Investment ............................          40            184
  TGR Investment ...................................         232            896
                                                                        -------
                                                                          7,977
                                                                        -------

JAPAN SMALLER                                                             Value
COMPANIES FUND                                            Shares          (000)
--------------------------------------------------------------------------------

  RETAIL (30.3%)
  Arc Land Sakamoto ................................     124,700        $ 2,074
  Colowide .........................................     128,300          1,079
  Gigas K's Denki ..................................      90,304          2,649
  Joyfull ..........................................     200,600          1,947
  Kappa Create .....................................      65,650          1,228
  Pal ..............................................      36,050          2,644
  Right On .........................................      64,100          2,759
  St. Marc Holdings ................................      15,300          1,055
  Tsuruha Holdings .................................      13,600            610
  United Arrows ....................................      49,600          1,272
  Welcia Kanto .....................................      43,600          1,850
                                                                        -------
                                                                         19,167
                                                                        -------
TOTAL FOREIGN COMMON STOCK
  (Cost $53,101) ...................................                     58,775
                                                                        -------
TOTAL INVESTMENTS (92.9%)
  (Cost $53,101) ...................................                    $58,775
                                                                        =======

PERCENTAGES ARE BASED ON NET ASSETS OF $63,243,608.
*  NON-INCOME PRODUCING SECURITY.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
April 30, 2006 (Unaudited)

                                                                                         JAPAN SMALLER
                                                                                           COMPANIES
                                                                                             FUND
------------------------------------------------------------------------------------------------------
ASSETS:
  Investments at Market Value (Cost $53,101) ...........................................     $58,775
  Foreign Currency at Market Value* (Cost $18,437) .....................................      19,061
  Dividend and Interest Receivable .....................................................         340
  Receivable for Investment Securities Sold ............................................         171
  Receivable for Fund Shares Sold ......................................................          30
----------------------------------------------------------------------------------------------------
  Total Assets .........................................................................      78.377
----------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund Shares Redeemed .....................................................      15,000
  Payable due to Investment Adviser ....................................................          65
  Payable due to Administrator .........................................................          10
  Payable due to Chief Compliance Officer ..............................................           9
  Payable for Trustees' Fee ............................................................           3
  Accrued Expenses .....................................................................          46
----------------------------------------------------------------------------------------------------
  Total Liabilities ....................................................................      15,133
----------------------------------------------------------------------------------------------------
  Net Assets ...........................................................................     $63,244
----------------------------------------------------------------------------------------------------
NET ASSETS:
  Portfolio Shares (unlimited authorization -- no par value)
    based on 4,145,423 outstanding shares of beneficial interest .......................     $41,433
  Distributions in Excess of Net Investment Income .....................................      (1,110)
  Accumulated Net Realized Gain on Investments and Foreign Currency Transactions .......      16,614
  Net Unrealized Appreciation on Investments ...........................................       5,674
  Net Unrealized Appreciation on Forward Foreign
    Currency Contracts, Foreign Currency and
    Translation of Other Assets and Liabilities
    Denominated in Foreign Currency ....................................................         633
----------------------------------------------------------------------------------------------------
  Net Assets ...........................................................................     $63,244
----------------------------------------------------------------------------------------------------
  Net Asset Value, Offering and Redemption Price Per Share .............................      $15.26
====================================================================================================

* Foreign currency consists of 2,170,239,038 Japanese Yen.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six month period ended April 30, 2006 (Unaudited)

                                                                                  JAPAN SMALLER
                                                                                    COMPANIES
                                                                                      FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income ..............................................................     $   513
  Interest Income ..............................................................           4
  Foreign Taxes Withheld .......................................................         (36)
--------------------------------------------------------------------------------------------
  Total Investment Income ......................................................         481
--------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees .....................................................         452
  Administration Fees ..........................................................          68
  Chief Compliance Officer Fees ................................................           4
  Trustees' Fees ...............................................................           6
  Custodian Fees ...............................................................          58
  Professional Fees ............................................................          25
  Transfer Agent Fees ..........................................................          23
  Printing Fees ................................................................          10
  Registration and Filing Fees .................................................           6
  Other Fees ...................................................................          10
--------------------------------------------------------------------------------------------
  Net Expenses .................................................................         662
--------------------------------------------------------------------------------------------
  Net Investment Loss ..........................................................        (181)
--------------------------------------------------------------------------------------------
  Net Realized Gain on Investments .............................................      17,591
  Net Realized Loss on Foreign Currency Transactions ...........................        (880)
  Net Change in Unrealized Depreciation on Investments .........................      (5,867)
  Net Change in Unrealized Appreciation on Foreign Currency Transactions .......         805
--------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments ..............................      11,649
--------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations .........................     $11,468
============================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended April 30, 2006 (Unaudited) and the year ended October 31, 2005

                                                                                     JAPAN SMALLER
                                                                                       COMPANIES
                                                                                         FUND
                                                                               -------------------------
                                                                                11/01/05      11/01/04
                                                                               to 4/30/06    to 10/31/05
--------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss .....................................................     $   (181)     $   (675)
  Net Realized Gain on Investments ........................................       17,591         9,861
  Net Gain from Payment by Affiliate ......................................           --            39
  Net Realized Gain (Loss) on Foreign Currency Transactions ...............         (880)          193
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ........................................................       (5,867)       12,151
  Net Change in Unrealized Appreciation (Depreciation)
    on Foreign Currency Transactions ......................................          805          (817)
------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations ....................       11,468        20,752
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ...................................................       (1,027)         (449)
  Net Realized Gains ......................................................       (8,453)       (1,560)
------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions .......................................       (9,480)       (2,009)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Issued ..................................................................        1,228         5,360
  In Lieu of Cash Distributions ...........................................        9,212         1,961
  Redemption Fees* ........................................................           --             2
  Redeemed ................................................................      (38,156)      (23,101)
------------------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived from Capital Share Transactions ..........      (27,716)      (15,778)
------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets .................................      (25,728)        2,965
------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period .....................................................       88,972        86,007
------------------------------------------------------------------------------------------------------
  End of Period (Includes (Distribution in Excess of) Undistributed
    Net Investment Income of ($1,110) and $92, respectively) ..............     $ 63,244      $ 88,972
======================================================================================================
SHARE TRANSACTIONS:
  Issued ..................................................................           82           420
  In Lieu of Cash Distributions ...........................................          641           165
  Redeemed ................................................................       (2,528)       (1,738)
------------------------------------------------------------------------------------------------------
  Net Decrease in Shares Outstanding from Share Transactions ..............       (1,805)       (1,153)
======================================================================================================

* See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
For the periods ended April 30, 2006 (Unaudited) and October 31,

                                                                          JAPAN SMALLER
                                                                            COMPANIES
                                                                              FUND
                                      ----------------------------------------------------------------------------------------
                                        11/1/05        11/1/04        11/1/03        11/1/02       11/1/01        6/27/01
                                      to 4/30/06**   to 10/31/05    to 10/31/04    to 10/31/03   to 10/31/02   to 10/31/01(1)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,

  Beginning of Period ..............    $ 14.95        $ 12.11        $ 10.69        $  8.65       $  9.55        $ 10.00
                                        -------        -------        -------        -------       -------        -------
Income from
  Investment Operations:
   Net Investment Loss .............      (0.03)(2)      (0.10)(2)      (0.11)(2)      (0.06)        (0.07)(2)      (0.02)
   Net Realized and
   Unrealized Gains
   (Losses) on Investment
   Transactions ....................       1.93(2)        3.22(2)        1.87(2)        2.61         (0.35)(2)      (0.43)
                                        -------        -------        -------        -------       -------        -------
Total from
  Investment Operations ...........        1.90           3.12           1.76           2.55         (0.42)         (0.45)
                                        -------        -------        -------        -------       -------        -------
Redemption Fees ...................          --             --           0.01             --            --             --
                                        -------        -------        -------        -------       -------        -------
Dividends and Distributions:
   Net Investment Income ...........      (0.16)         (0.06)         (0.22)         (0.23)        (0.48)            --
   Net Realized Gain ...............      (1.43)         (0.22)         (0.13)         (0.28)           --             --
                                        -------        -------        -------        -------       -------        -------
Total Dividends and
   Distributions ...................      (1.59)         (0.28)         (0.35)         (0.51)        (0.48)            --
                                        -------        -------        -------        -------       -------        -------
Net Asset Value,
   End of Period ...................    $ 15.26        $ 14.95        $ 12.11        $ 10.69       $  8.65        $  9.55
                                        =======        =======        =======        =======       =======        =======
Total Return+ .....................       13.50%         26.41%(3)     117.07%         31.76%        (4.09)%        (4.50)%
                                        =======        =======        =======        =======       =======        =======
Net Assets,
   End of Period (000) .............    $63,244        $88,972        $86,007        $ 2,283       $   737        $   380
Ratio of Expenses to
   Average Net Assets ..............       1.46%          1.56%          1.66%          2.00%         2.00%          2.00%
Ratio of Net Investment
   Loss to Average
   Net Assets ......................      (0.40)%        (0.75)%        (0.90)%        (0.74)%       (0.73)%        (0.75)%
Ratio of Expenses to
   Average Net Assets
  (Excluding Waivers and
   Reimbursements) .................        1.46%          1.56%          1.66%         21.06%        45.86%        113.09%
Portfolio Turnover Rate ...........       44.27%         63.74%         38.25%         39.41%        19.79%         31.56%

* For the six-month period ended April 30, 2006. All ratios for the period have annualized.
+ The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Return is for the period indicated and has not been annualized.
(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001.
    All ratios for the period have been annualized.
(2) Per share calculations were performed using average shares for the period.
(3) The total return was not impacted by the payment by affiliate (see Note 5).

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
April 30, 2006


1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2006, the Fund had no fair valued securities.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single

April 30, 2006


      issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      The Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Fund believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Fund's administrator and requests that a meeting of the Committee be held.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

      Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

      The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

      FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the six months ended April 30, 2006.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

April 30, 2006

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During the period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially invested.

      OTHER -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the six months ended April 30, 2006, there were no redemption fees retained.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.    INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the Fund's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2006, are as follows
(000):

Purchases....................  $33,968

Sales........................   68,267

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no

April 30, 2006

provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital and excludes unrealized amounts on foreign currency gains (losses).

Permanent book and tax differences relating to distributions from REITs resulted in reclassifications to undistributed net investment income and accumulated net realized gain (loss) for the Fund for the period ended April 30, 2006 were as follows (000):

                        Undistributed      Accumulated
                        Net Investment     Net Realized
                           Income             Loss
                           ------             ----
                             $6               $(6)

These reclassifications had no impact on the net assets or net asset value of the Fund.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in he financial highlights.

The tax character of dividends and distributions declared during the last two fiscal years was as follows (000):

                          ORDINARY         LONG-TERM
                           INCOME         CAPITAL GAIN         TOTALS
                          --------        ------------         ------
2005                        $1,795             $214            $2,009
2004                            54               31                85

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                         $ 4,119
Undistributed Long-Term Capital Gain                    5,360
Unrealized Appreciation                                10,349
Other Temporary Differences                                (5)
                                                      -------
Total Distributable Earnings                          $19,823
                                                      =======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2006, were as follows
(000):

                       AGGREGATE GROSS      AGGREGATE GROSS
                         UNREALIZED           UNREALIZED          NET UNREALIZED
FEDERAL TAX COST        APPRECIATION         DEPRECIATION          APPRECIATION
----------------        ------------        ---------------       --------------
    $53,101                $8,048              $(2,374)               $5,674

April 30, 2006

8.    CONCENTRATION OF RISK:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of securities in the issuer's home country.

9.    OTHER:

At April 30, 2006, 78% of total shares outstanding were held by two shareholders of the Fund.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Effective April 12, 2006, the Board has determined to re-open the Fund to new investors.

10.   CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

DISCLOSURE OF FUND EXPENSES (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                BEGINNING     ENDING                    EXPENSES
                                 ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                  VALUE        VALUE       EXPENSE       DURING
JAPAN SMALLER COMPANIES FUND     11/1/05      4/30/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN              $1,000.00    $1,135.00       1.46%       $7.73
HYPOTHETICAL 5% RETURN           1,000.00     1,017.55       1.46         7.30
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                      NOTES

                                      NOTES

      INVESTMENT ADVISER:
      Prospect Asset Management, Inc.
      6700 Kalanianaole Highway, Suite 122
      Honolulu, HI 96825

      DISTRIBUTOR:
      SEI Investments Distribution Co.
      One Freedom Valley Drive
      Oaks, PA 19456

      ADMINISTRATOR:
      SEI Investments Global Funds Services
      One Freedom Valley Drive
      Oaks, PA 19456

      LEGAL COUNSEL:
      Morgan, Lewis & Bockius LLP
      1111 Pennsylvania Ave., N.W.
      Washington, DC 20004

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
      Ernst & Young LLP
      Two Commerce Square
      Suite 4000
      2001 Market Street
      Philadelphia, PA 19103




TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
      BY TELEPHONE: Call 1-800-335-2110
      BY INTERNET: www.jscf.com
      BY MAIL: Write to us

                        The Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112

PAM-SA-001-0400

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.